LOANS FOR CAPITAL LEASE BUSINESS (Details)			12 Months Ended
	Apr. 03, 2015 CNY (¥)	Apr. 03, 2015 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)
Loans Payable to Bank								$ 338,763		$ 13,696,574
Debt Instrument, Collateral Amount							¥ 9,846,081	1,433,609	¥ 24,799,285	3,746,653
Other Loans Payable								377,393		4,774,510
Deposit Assets								$ 182,782		604,748
Notes Payable, Other Payables [Member]
Interest Expense, Debt			$ 118,821	$ 449,664
Notes Payable, Other Payables [Member] | Jinshang Leasing [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							6.00%	6.00%
Debt Instrument, Collateral Amount							¥ 9,846,081	$ 1,433,609	24,799,285	3,746,653
Other Loans Payable								377,393		4,774,510
Deposit Assets							¥ 1,255,355	$ 182,782	4,002,855	604,748
Bank Loan [Member]
Interest Expense, Debt			$ 324,350	$ 1,062,955
Shuguang Project Bank Loan [Member] | Jinshang Leasing [Member]
Proceeds from Bank Debt					¥ 300,000,000	$ 45,300,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							5.50%	5.50%
Debt Instrument, Term			3 years
Debt Instrument, Collateral Amount									30,000,000	4,500,000
Yancheng Project Bank Loan [Member] | Jinshang Leasing [Member]
Proceeds from Bank Debt	¥ 3,100,000	$ 500,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							5.75%	5.75%
Mortgage Contract Loan [Member] | Jinshang Leasing [Member]
Debt Instrument, Collateral Amount								$ 498,898	¥ 3,426,450	$ 517,665
Debt Instrument, Maturity Date, Description			February 12, 2020